THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------
COMMON STOCKS (93.0%)
BASIC INDUSTRIES (6.4%)
CHEMICALS (5.1%)
Albemarle Corp...................................   229,900   $  5,057,800
Bush Boake Allen, Inc.+..........................    95,000      3,099,375
General Chemical Group, Inc.+....................   207,100        200,628
Geon Co..........................................   207,700      4,465,550
Georgia Gulf Corp................................   224,600      5,615,000
Minerals Technologies, Inc.......................   113,700      5,258,625
Solutia, Inc.....................................   120,500      1,461,062
Symyx Technologies, Inc.+........................    77,800      2,256,200
Wellman, Inc.....................................   305,000      6,004,687
                                                              ------------
                                                                33,418,927
                                                              ------------

FOREST PRODUCTS & PAPER (0.7%)
Caraustar Industries, Inc........................   289,400      4,793,187
                                                              ------------

METALS & MINING (0.6%)
Mueller Industries, Inc.+........................   124,100      3,645,437
                                                              ------------
  TOTAL BASIC INDUSTRIES.........................               41,857,551
                                                              ------------

CONSUMER GOODS & SERVICES (10.7%)
AUTOMOTIVE (0.3%)
BorgWarner, Inc..................................    39,300      1,562,175
Sonic Automotive, Inc.+..........................    67,500        658,125
                                                              ------------
                                                                 2,220,300
                                                              ------------
BROADCASTING & PUBLISHING (3.3%)
Entercom Communications Corp.+...................    75,900      3,453,450
Hearst-Argyle Television, Inc.+..................    79,100      1,497,956
iBEAM Broadcasting Corp.+........................   122,100      1,556,775
Lightspan, Inc.+.................................    35,800        297,588
Mediaplex, Inc.+.................................    90,200      1,381,188
SmartForce Public Limited Co., Spon. ADR+(i).....    96,500      4,059,031
Spanish Broadcasting System, Inc., Class A+......   135,000      2,295,000
TV Guide, Inc., Class A+.........................   141,600      3,643,987
Valassis Communications, Inc.+...................   100,200      3,306,600
                                                              ------------
                                                                21,491,575
                                                              ------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------

ENTERTAINMENT, LEISURE & MEDIA (2.5%)
American Classic Voyages Co.+....................    62,400   $  1,185,600
Anchor Gaming+...................................   117,300      5,241,844
ARTISTdirect, Inc.+..............................    33,900        156,787
Insight Communications Co., Inc.+................    90,500      1,283,969
JAKKS Pacific, Inc.+.............................    88,900      1,289,050
Lifeminders.com, Inc.+...........................    35,300      1,189,169
Media Metrix, Inc.+..............................    50,500      1,407,687
NBC Internet, Inc., Class A+.....................    16,400        325,950
Promotions.com, Inc.+............................    61,600        354,200
Ticketmaster Online-CitySearch, Inc., Class B+...   199,700      3,619,563
                                                              ------------
                                                                16,053,819
                                                              ------------

FOOD, BEVERAGES & TOBACCO (1.4%)
American Italian Pasta Co., Class A+.............    92,200      2,264,662
Beringer Wine Estates Holdings, Inc.,
  Class B+.......................................    52,500      1,995,000
Keebler Foods Co.................................   131,900      4,781,375
                                                              ------------
                                                                 9,041,037
                                                              ------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.5%)
Furniture Brands International, Inc.+............    60,200        959,437
Stanley Furniture Co., Inc.+.....................    86,200      1,944,887
                                                              ------------
                                                                 2,904,324
                                                              ------------

HOUSEHOLD PRODUCTS (0.5%)
Alberto-Culver Co., Class B......................   113,700      2,991,731
                                                              ------------

RESTAURANTS & HOTELS (0.7%)
Aztar Corp.+.....................................   113,600      1,448,400
Boca Resorts, Inc., Class A+.....................   149,000      1,285,125
Extended Stay America, Inc.+.....................    87,300        785,700
Sun International Hotels Ltd.+(i)................    72,400      1,307,725
                                                              ------------
                                                                 4,826,950
                                                              ------------

RETAIL (1.5%)
Alloy Online, Inc.+..............................   153,500      1,822,812
Cost Plus, Inc.+.................................    89,800      2,621,037
Lithia Motors, Inc., Class A+....................   100,500      1,218,562

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------
RETAIL (CONTINUED)
Pacific Sunwear of California, Inc.+.............    38,900   $    624,831
School Specialty, Inc.+..........................   233,500      3,765,187
                                                              ------------
                                                                10,052,429
                                                              ------------
  TOTAL CONSUMER GOODS & SERVICES................               69,582,165
                                                              ------------

ENERGY (8.2%)
ELECTRIC (1.3%)
Cleco Corp.......................................   169,200      5,795,100
CMS Energy Corp..................................   104,600      2,379,650
                                                              ------------
                                                                 8,174,750
                                                              ------------

GAS EXPLORATION (1.1%)
Newfield Exploration Co.+........................   141,900      5,942,062
Spinnaker Exploration Co.+.......................    56,000      1,428,000
                                                              ------------
                                                                 7,370,062
                                                              ------------

GAS-PIPELINES (0.7%)
Kinder Morgan, Inc...............................   135,600      4,423,950
                                                              ------------

OIL-PRODUCTION (1.2%)
Callon Petroleum Co.+............................   218,900      3,338,225
Devon Energy Corp................................    41,600      2,488,200
Unit Corp.+......................................   128,400      1,693,275
                                                              ------------
                                                                 7,519,700
                                                              ------------

OIL-SERVICES (3.9%)
Cooper Cameron Corp.+............................   121,600      8,481,600
Global Industries Ltd.+..........................    72,100      1,270,762
Gulf Island Fabrication, Inc.+...................    34,200        592,087
McDermott International, Inc.....................   412,000      4,120,000
National-Oilwell, Inc. +.........................   203,400      5,288,400
Smith International, Inc.+.......................    64,700      5,115,344
Universal Compression Holdings, Inc.+............    39,800        947,737
                                                              ------------
                                                                25,815,930
                                                              ------------
  TOTAL ENERGY...................................               53,304,392
                                                              ------------

FINANCE (13.2%)
BANKING (3.2%)
Bank United Corp., Class A.......................   158,000      5,668,250
Capital Crossing Bank+...........................    47,900        484,987
City National Corp...............................    86,400      3,369,600
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------
BANKING (CONTINUED)

Colonial BancGroup, Inc..........................    31,900   $    305,044
Commercial Federal Corp..........................   129,349      2,061,500
Hamilton Bancorp, Inc.+..........................    95,000      1,638,750
National Commerce Bancorporation.................   122,300      2,323,700
Pacific Century Financial Corp...................    91,200      2,052,000
Republic Security Financial Corp.................    12,700         51,594
Sterling Bancshares, Inc.........................    36,200        400,462
Summit Bancshares, Inc...........................    34,000        578,000
Sun Bancorp, Inc.+...............................    88,050        610,847
Westamerica Bancorporation.......................    41,500      1,185,344
                                                              ------------
                                                                20,730,078
                                                              ------------

FINANCIAL SERVICES (3.5%)
Allied Capital Corp..............................   257,400      4,391,887
American Capital Strategies, Ltd.................    44,200        919,912
American Home Mortgage Holdings, Inc.+...........   101,000        492,375
Donaldson, Lufkin & Jenrette, Inc. - DLJ
  Direct.........................................    31,200      1,218,750
Doral Financial Corp.............................   150,900      1,678,762
eSPEED, Inc., Class A+...........................   117,700      3,045,488
Gabelli Asset Management, Inc., Class A+.........    88,700      1,785,087
Heller Financial, Inc............................   206,200      3,892,025
LendingTree, Inc.+...............................    26,100        141,919
MicroFinancial, Inc..............................    46,200        438,900
Ocwen Financial Corp.+...........................   178,600      1,026,950
Southwest Securities Group, Inc..................    50,500      1,464,500
Vicinity Corp.+..................................    16,400        250,100
Web Street, Inc.+................................    69,400        177,837
Willis Lease Finance Corp.+......................   198,200      1,548,437
                                                              ------------
                                                                22,472,929
                                                              ------------

INSURANCE (3.0%)
E.W. Blanch Holdings, Inc........................    64,700      1,661,981
Fremont General Corp.............................   232,700      1,018,062
HealthExtras, Inc.+..............................   141,500        663,281
Hooper Holmes, Inc...............................   184,200      1,888,050
MIIX Group, Inc..................................    23,700        282,919
Nationwide Financial Services, Inc., Class A.....   135,300      3,839,137
Protective Life Corp.............................    83,200      2,288,000
Quotesmith.com, Inc.+............................   167,400        502,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------
INSURANCE (CONTINUED)
RenaissanceRe Holdings Ltd.(i)...................   136,600   $  5,916,487
StanCorp Financial Group, Inc....................    53,600      1,708,500
                                                              ------------
                                                                19,768,617
                                                              ------------

REAL ESTATE INVESTMENT TRUSTS (3.5%)
Arden Realty, Inc................................   135,100      3,107,300
CenterPoint Properties Corp......................    54,900      2,014,144
Cousins Properties, Inc..........................   103,800      3,976,837
Macerich Co......................................    86,700      1,891,144
Manufactured Home Communities, Inc...............   105,500      2,545,187
Mills Corp.......................................    90,500      1,600,719
Mission West Properties, Inc.....................   133,300      1,233,025
Post Properties, Inc.............................   147,500      6,471,562
                                                              ------------
                                                                22,839,918
                                                              ------------
  TOTAL FINANCE..................................               85,811,542
                                                              ------------

HEALTH CARE (10.7%)
BIOTECHNOLOGY (4.7%)
Aclara Biosciences, Inc.+........................    14,600        385,075
Affymetrix, Inc.+................................    30,200      3,586,250
Corixa Corp.+....................................    58,900      1,877,437
Diversa Corp.+...................................    31,900        701,800
Exelixis, Inc.+..................................    49,600      1,202,800
Gene Logic, Inc.+................................    23,900        504,887
Human Genome Sciences, Inc.+.....................   158,400     13,899,600
Maxygen, Inc.+...................................    13,100        540,375
Millennium Pharmaceuticals, Inc.+................    41,400      3,462,075
Molecular Devices Corp.+.........................     8,900        475,037
Neurocrine Biosciences, Inc.+....................    79,000      1,678,750
Nexell Therapeutics Inc.+........................     3,206         11,121
Orchid Biosciences+..............................   131,200      1,574,400
Vical, Inc.+.....................................    35,500        674,500
                                                              ------------
                                                                30,574,107
                                                              ------------
HEALTH SERVICES (0.8%)
Accredo Health, Inc.+............................    57,350      1,376,400
Allscripts, Inc.+................................   113,900      3,160,725
HealthGate Data Corp.+...........................   159,500        358,875
                                                              ------------
                                                                 4,896,000
                                                              ------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------

MEDICAL SUPPLIES (1.7%)
Cytyc Corp.+.....................................    52,600   $  2,639,863
Eclipse Surgical Technologies, Inc.+.............   195,400        696,113
I-STAT Corp.+....................................   133,300      1,932,850
ORATEC Interventions, Inc.+......................    40,900      1,543,975
ResMed, Inc.+....................................   143,500      3,444,000
Sonic Innovations, Inc.+.........................    33,500        554,844
                                                              ------------
                                                                10,811,645
                                                              ------------

PHARMACEUTICALS (3.5%)
Abgenix, Inc.+...................................    36,400      2,875,600
Akorn, Inc.+.....................................   189,100      1,512,800
Bindley Western Industries, Inc..................   104,700      1,995,844
Gilead Sciences, Inc.+...........................    11,200        612,500
IDEC Pharmaceuticals Corp.+......................    48,900      3,120,431
ILEX Oncology, Inc.+.............................    34,300        855,356
Ligand Pharmaceuticals, Inc.,
  Class B+.......................................   338,200      3,614,513
SangStat Medical Corp.+..........................    47,700      1,270,013
Trimeris, Inc.+..................................    42,700      1,878,800
Vertex Pharmaceuticals, Inc.+....................    72,100      5,326,388
                                                              ------------
                                                                23,062,245
                                                              ------------
  TOTAL HEALTH CARE..............................               69,343,997
                                                              ------------

INDUSTRIAL PRODUCTS & SERVICES (8.4%)
BUILDING & CONSTRUCTION (0.3%)
Dycom Industries, Inc.+..........................    40,950      1,983,516
                                                              ------------

BUILDING MATERIALS (0.8%)
Elcor Corp.......................................   130,150      2,480,984
Universal Forest Products, Inc...................   208,700      2,739,188
                                                              ------------
                                                                 5,220,172
                                                              ------------

BUSINESS & PUBLIC SERVICES (0.5%)
ACT Manufacturing, Inc.+.........................    99,700      3,140,550
Obie Media Corp.+................................    60,340        490,263
                                                              ------------
                                                                 3,630,813
                                                              ------------

CAPITAL GOODS (1.6%)
IDEX Corp........................................    72,900      2,433,038
SeaChange International, Inc.+...................    93,900      2,406,188
Shaw Group, Inc.+................................   127,500      5,562,188
                                                              ------------
                                                                10,401,414
                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------
COMMERCIAL SERVICES (1.9%)
CoStar Group, Inc.+..............................    52,400   $  1,097,125
Fargo Electronics+...............................   111,400        821,575
On Assignment, Inc.+.............................   222,000      5,772,000
Optimal Robotics Corp.+..........................    88,000      2,959,000
Source Information Management Co.+...............   107,600      1,479,500
                                                              ------------
                                                                12,129,200
                                                              ------------

DIVERSIFIED MANUFACTURING (0.9%)
Buckeye Technologies, Inc.+......................   138,900      2,647,781
GenTek, Inc......................................   245,160      3,309,660
                                                              ------------
                                                                 5,957,441
                                                              ------------

MACHINERY (0.2%)
Manitowoc Co., Inc...............................    39,400      1,287,888
                                                              ------------

MANUFACTURING (2.2%)
Meade Instruments Corp.+.........................    29,200      1,454,525
Mettler-Toledo International, Inc.+..............   174,300      6,830,381
Monaco Coach Corp.+..............................   116,700      1,677,563
National R.V. Holdings, Inc.+....................    94,900      1,073,556
Rayovac Corp.+...................................   170,800      3,031,700
                                                              ------------
                                                                14,067,725
                                                              ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........               54,678,169
                                                              ------------

TECHNOLOGY (25.9%)
AEROSPACE (0.4%)
L-3 Communications Holdings, Inc.+...............    41,600      2,329,600
                                                              ------------

COMMERCIAL SERVICES (0.7%)
CheckFree Holdings Corp.+........................   116,700      4,879,519
                                                              ------------
COMPUTER PERIPHERALS (0.9%)
Integrated Circuit Systems, Inc.+................    97,000      1,164,000
JNI Corp.+.......................................    64,500      1,677,000
M-Systems Flash Disk Pioneers Ltd.+(i)...........    53,900      3,260,950
                                                              ------------
                                                                 6,101,950
                                                              ------------

COMPUTER SOFTWARE (10.7%)
Accrue Software, Inc.+...........................    64,100      1,538,400
Agile Software Corp.+............................    93,700      3,923,688
Allaire Corp.+...................................    25,200      1,047,375
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------
COMPUTER SOFTWARE (CONTINUED)

Alteon Websystems, Inc.+.........................    34,000   $  1,727,625
Art Technology Group, Inc.+......................    97,200      5,704,425
Certicom Corp.+..................................    68,000      2,163,250
Clarent Corp.+...................................    82,300      3,487,463
click2learn.com, Inc.+...........................   134,500      1,614,000
Corillian Corp.+.................................    30,100        466,550
E.piphany, Inc.+.................................    17,600      1,375,000
Excalibur Technologies Corp.+....................    39,500      1,135,625
FASTNET Corp.+...................................   148,100        657,194
Informatica Corp.+...............................    78,600      3,163,650
Informix Corp.+..................................   316,300      2,293,175
ISS Group, Inc.+.................................    29,600      2,190,400
Looksmart, Ltd.+.................................    50,600        702,075
Mercury Interactive Corp.+.......................    79,100      6,703,725
Metasolv Software, Inc.+.........................    25,500      1,007,250
Nuance Communications, Inc.+.....................     8,600        339,700
Numerical Technologies, Inc.+....................    12,300        509,681
Peregrine Systems, Inc.+.........................   120,200      2,494,150
Quest Software, Inc.+............................    51,400      2,056,000
Retek, Inc.+.....................................    78,100      1,610,813
Sequoia Software Corp.+..........................    33,600        226,800
Software Technlogies Corp.+......................    87,100      1,959,750
Software.com, Inc.+..............................    31,800      2,679,150
Sonic Foundry, Inc.+.............................    73,700      1,036,406
The 3DO Co.+.....................................   134,500        756,563
Tumbleweed Communications Corp.+.................    64,100      2,223,469
Ulticom, Inc.+...................................    16,500        424,875
Watchguard Technologies, Inc.+...................    75,000      2,071,875
Websense, Inc.+..................................    31,800        675,253
Webtrends Corp.+.................................    70,000      1,793,750
Wind River Systems, Inc.+........................   206,300      7,478,375
Witness Systems, Inc.+...........................    67,800        478,838
                                                              ------------
                                                                69,716,318
                                                              ------------

COMPUTER SYSTEMS (0.1%)
eMachines, Inc.+.................................   105,300        417,909
                                                              ------------

ELECTRONICS (1.6%)
C-Cube Microsystems Inc.+........................   113,100      1,943,906
DDi Corp.+.......................................   153,800      2,057,075
Power-One, Inc.+.................................    73,600      6,449,200
                                                              ------------
                                                                10,450,181
                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------
INFORMATION PROCESSING (2.9%)
Computer Horizons Corp.+.........................   183,100   $  2,059,875
Diamond Technology Partners, Inc.+...............    39,000      2,457,000
Digitas, Inc.+...................................    32,800        399,750
Gartner Group, Inc., Class A.....................   176,900      2,354,981
Go2Net, Inc.+....................................    16,800        766,500
Net Perceptions, Inc.+...........................    91,400      1,359,575
NetRatings, Inc.+................................    99,800      1,889,963
Proxicom, Inc.+..................................    50,400      2,312,100
Visual Networks, Inc.+...........................    84,700      4,203,238
WorldGate Communications, Inc.+..................    53,100        776,588
                                                              ------------
                                                                18,579,570
                                                              ------------

SEMICONDUCTORS (8.6%)
Applied Micro Circuits Corp.+....................    70,400      6,987,200
Applied Science and Technology, Inc.+............    83,900      1,704,219
ATMI, Inc.+......................................   158,900      6,097,788
Cirrus Logic, Inc.+..............................    80,700      1,402,163
Exar Corp.+......................................   112,550      7,737,813
Genesis Microchip, Inc.+.........................    36,900        666,506
Kopin Corp.+.....................................   126,800      8,994,875
Lam Research Corp.+..............................   114,000      3,662,250
Lattice Semiconductor Corp.+.....................    78,500      4,656,031
MKS Instruments, Inc.+...........................    95,200      3,748,500
PRI Automation, Inc.+............................    50,600      2,600,366
SDL, Inc.+.......................................    15,200      3,443,750
Silicon Image, Inc.+.............................    49,900      1,799,519
Silicon Laboratories, Inc.+......................    20,700        953,494
Therma-Wave, Inc.+...............................    20,700        393,300
TranSwitch Corp.+................................    17,200      1,077,150
                                                              ------------
                                                                55,924,924
                                                              ------------
  TOTAL TECHNOLOGY...............................              168,399,971
                                                              ------------

TELECOMMUNICATIONS (6.5%)
TELECOMMUNICATION SERVICES (1.9%)
CapRock Communications Corp.+....................    57,800      1,156,000
Choice One Communications, Inc.+.................    55,000      1,306,250
GoAmerica, Inc.+.................................    53,300        333,125
iBasis, Inc.+....................................    80,500      1,132,031
ITC DeltaCom, Inc.+..............................    72,800      1,324,050
MGC Communications, Inc.+........................    74,200      3,042,200
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------
TELECOMMUNICATION SERVICES (CONTINUED)

Motient Corp.+...................................   183,000   $  1,658,438
Net2Phone, Inc.+.................................    49,100      1,448,450
PNV.net, Inc.+...................................   142,300        364,644
TeleCorp PCS, Inc.+..............................    22,100        671,288
                                                              ------------
                                                                12,436,476
                                                              ------------

TELECOMMUNICATIONS-EQUIPMENT (4.6%)
Advanced Fibre Communications+...................   225,900     10,391,400
Aether Systems, Inc.+............................    11,200      1,539,300
Avanex Corp.+....................................     8,900        605,200
FLAG Telecom Holdings Ltd.+(i)...................    94,600      1,342,138
Metawave Communications Corp.+...................    49,400      1,475,825
Netro Corp.+.....................................    37,000      1,105,375
New Focus, Inc.+.................................    12,700        820,738
ONI Systems Corp.+...............................    16,100        402,500
Polycom, Inc.+...................................    60,800      5,111,000
Turnstone Systems, Inc.+.........................    14,100      1,240,139
UTStarcom, Inc.+.................................    32,700      1,250,775
Vyyo, Inc.+......................................    81,700      1,205,075
Williams Communication Group, Inc.+..............    41,700      1,529,869
World Access, Inc.+..............................   171,200      1,797,600
                                                              ------------
                                                                29,816,934
                                                              ------------
  TOTAL TELECOMMUNICATIONS.......................               42,253,410
                                                              ------------

TRANSPORTATION (1.9%)
RAILROADS (0.4%)
Wisconsin Central Transportation Corp.+..........   214,300      2,785,900
                                                              ------------

TRANSPORT & SERVICES (1.1%)
C.H. Robinson Worldwide, Inc.....................   151,900      6,826,006
                                                              ------------

TRUCK & FREIGHT CARRIERS (0.4%)
Werner Enterprises, Inc..........................   229,825      2,786,628
                                                              ------------
  TOTAL TRANSPORTATION...........................               12,398,534
                                                              ------------

UTILITIES (1.1%)
NATURAL GAS (0.4%)
Atmos Energy Corp................................   161,800      2,962,963
                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  ---------  -------------
WATER (0.7%)
E'Town Corp......................................    65,000   $  4,310,313
                                                              ------------
  TOTAL UTILITIES................................                7,273,276
                                                              ------------
  TOTAL COMMON STOCKS (COST $532,591,504)........              604,903,007
                                                              ------------

CONVERTIBLE PREFERRED STOCKS (0.4%)
ENTERTAINMENT, LEISURE & MEDIA (0.1%)
AMCV Capital Trust I+............................          25,900      1,087,800
                                                                    ------------
TELECOMMUNICATION SERVICES (0.3%)
Verio, Inc., Series A............................          29,800      1,802,900
                                                                    ------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $2,921,594)...................................                      2,890,700
                                                                    ------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT         VALUE
-------------------------------------------------  ------------  -------------
SHORT-TERM INVESTMENTS (5.8%)
OTHER INVESTMENT COMPANIES (5.8%)
J.P. Morgan Institutional Prime Money Market Fund
  (cost $37,627,748)*............................  $37,627,748   $ 37,627,748
                                                                 ------------
TOTAL INVESTMENTS
  (COST $573,140,846) (99.2%)..................................   645,421,455
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)...................
                                                                    5,198,017
                                                                 ------------
NET ASSETS (100.0%)............................................  $650,619,472
                                                                 ============

------------------------------
Note: Based on the cost of investments of $579,456,374 for federal income tax purposes at May 31, 2000, the aggregate gross unrealized appreciation and depreciation was $150,606,831 and $84,641,750 respectively, resulting in net unrealized appreciation of $65,965,081.

+ - Non-income producing security.

(i) - Foreign security.

Spon. ADR - Sponsored American Depository Receipt.

*Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $573,140,846)           $645,421,455
Cash                                                    176,888
Receivable for Investments Sold                       8,967,643
Dividends and Interest Receivable                       436,455
Prepaid Trustees' Fees                                    1,919
Prepaid Expenses and Other Assets                         7,759
                                                   ------------
    Total Assets                                    655,012,119
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     3,947,654
Advisory Fee Payable                                    340,056
Custody Fee Payable                                      62,000
Administrative Services Fee Payable                      13,817
Administration Fee Payable                                  896
Fund Services Fee Payable                                   599
Accrued Expenses                                         27,625
                                                   ------------
    Total Liabilities                                 4,392,647
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $650,619,472
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $13,318)                                                  $  4,565,821
Interest Income                                                   2,317,761
                                                               ------------
    Investment Income                                             6,883,582
EXPENSES
Advisory Fee                                       $3,870,586
Custodian Fees and Expenses                           193,866
Administrative Services Fee                           162,199
Professional Fees and Expenses                         45,037
Fund Services Fee                                      11,170
Printing Expenses                                       9,603
Trustees' Fees and Expenses                             7,234
Administration Fee                                      6,159
Insurance Expense                                       1,739
Miscellaneous                                             108
                                                   ----------
    Total Expenses                                                4,307,701
                                                               ------------
NET INVESTMENT INCOME                                             2,575,881
NET REALIZED GAIN ON INVESTMENTS                                111,618,260
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    19,782,827
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $133,976,968
                                                               ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE FISCAL
                                                     YEAR ENDED      YEAR ENDED
                                                    MAY 31, 2000    MAY 31, 1999
                                                   --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   2,575,881   $   3,782,136
Net Realized Gain (Loss) on Investments              111,618,260     (62,700,742)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                       19,782,827     (25,375,283)
                                                   -------------   -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      133,976,968     (84,293,889)
                                                   -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        302,615,546     289,628,106
Withdrawals                                         (317,840,027)   (355,231,710)
                                                   -------------   -------------
    Net Decrease from Investors' Transactions        (15,224,481)    (65,603,604)
                                                   -------------   -------------
    Total Increase (Decrease) in Net Assets          118,752,487    (149,897,493)
NET ASSETS
Beginning of Fiscal Year                             531,866,985     681,764,478
                                                   -------------   -------------
End of Fiscal Year                                 $ 650,619,472   $ 531,866,985
                                                   =============   =============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED MAY 31,
                                                   ---------------------------------
                                                   2000   1999   1998   1997   1996
                                                   -----  -----  -----  -----  -----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                     0.66%  0.68%  0.68%  0.68%  0.67%
  Net Investment Income                            0.39%  0.67%  0.68%  0.92%  1.33%
Portfolio Turnover                                  104%   104%    96%    98%    93%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of small company stocks. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) The portfolio's custodian or designated sub custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid JPMIM at an annual rate of 0.60% of the portfolio's average daily net assets. For the fiscal year ended May 31, 2000, such fees paid amounted to $3,918,665.

      The trust, on behalf of the portfolio, may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund,
      J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the fiscal year ended May 31, 2000, J.P. Morgan has agreed to reimburse the portfolio $48,079 under this agreement. Interest income included in the Statement of Operations for the year ended May 31, 2000 includes $1,169,918 of interest income from investments in affiliated Money Market Funds.

   b) The trust, on behalf of the portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended May 31, 2000, the fee for these services amounted to $6,159.

   c) The trust, on behalf of the portfolio, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended May 31, 2000, the fee for these services amounted to $162,199.

   d) The trust, on behalf of the portfolio, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $11,170 for the fiscal year ended May 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the portfolio, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,100.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended May 31, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
633,640,799.....    676,595,162

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Small Company Portfolio (the "portfolio") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 14, 2000

32